UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04797
Oppenheimer Equity Income Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: October 31
Date of reporting period: 4/30/2012

Item 1. Reports to Stockholders.

April 30, 2012

Oppenheimer

Equity Income Fund, Inc.

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

April 30, 2012
Oppenheimer Management
Equity Income Commentary and
Fund, Inc. Semiannual Report
M A N A G E M E N T C O M M E N T A R Y
An Interview with Your Fund’s Portfolio Manager
S E M I A N N U A L R E P O RT
Listing of Top Holdings Financial Statements
[Graphic Appears Here]

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	8.9%
Pharmaceuticals	8.4
Diversified Telecommunication Services	5.7
Insurance	5.4
Diversified Financial Services	5.3
Electric Utilities	4.1
Commercial Banks	4.1
Multiline Retail	3.3
Media	3.1
Software	2.6
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on net assets.

Top Ten Common Stock Holdings

JPMorgan Chase & Co.	4.2%
Microsoft Corp.	2.6
Chevron Corp.	2.6
Merck & Co., Inc.	2.5
Pfizer, Inc.	2.3
MetLife, Inc.	2.3
CenturyLink, Inc.	2.2
Wells Fargo & Co.	2.1
El Paso Corp.	2.1
Target Corp.	2.0
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.
6 | OPPENHEIMER EQUITY INCOME FUND, INC.

Portfolio Allocation

*     Represents a value of less than 0.05%.
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on the total market value of investments.
7 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares (formerly capital shares) of the Fund were first publicly offered on 2/13/87. Unless otherwise noted, average annual total returns for Class A shares includes the current 5.75% maximum initial sales charge.
Class B shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to a maximum annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class I shares of the Fund were first publicly offered on 2/28/12. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $5 million or more per account and to retirement plan service provider platforms. There is no sales charge for Class I shares.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 2/28/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
8 | OPPENHEIMER EQUITY INCOME FUND, INC.

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9 | OPPENHEIMER EQUITY INCOME FUND, INC.

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	November 1, 2011	April 30, 2012	April 30, 2012[1,2]

Class A	$1,000.00	$1,106.60	$5.51
Class B	1,000.00	1,101.90	10.40
Class C	1,000.00	1,102.70	9.61
Class I	1,000.00	1,005.90	1.14
Class N	1,000.00	1,104.30	7.88
Class Y	1,000.00	1,108.20	3.99

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.64	5.29
Class B	1,000.00	1,015.02	9.97
Class C	1,000.00	1,015.76	9.21
Class I	1,000.00	1,021.58	3.32
Class N	1,000.00	1,017.40	7.55
Class Y	1,000.00	1,021.08	3.83

1.	Actual expenses paid for Classes A, B, C, N and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Actual expenses paid for Class I are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 63/366 [to reflect the period from February 28, 2012 (inception of offering) to April 30, 2012].

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2012 for Classes A, B, C, N and Y and for the period from February 28, 2012 (inception of offering) to April 30, 2012 for Class I are as follows:

Class	Expense Ratios

Class A	1.05%
Class B	1.98
Class C	1.83
Class I	0.66
Class N	1.50
Class Y	0.76
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS April 30, 2012 / Unaudited

	Shares	Value

Common Stocks—79.7%
Consumer Discretionary—10.9%
Auto Components—0.8%
Lear Corp.	580,000	$24,070,000
Automobiles—1.8%
Ford Motor Co.	5,175,000	58,374,000
Hotels, Restaurants & Leisure—0.2%
Wyndham Worldwide Corp.[1]	100,000	5,034,000
Household Durables—0.5%
MDC Holdings, Inc.[1]	600,000	16,866,000
Media—3.1%
Cablevision Systems Corp. New York Group, Cl. A	1,425,000	21,118,500
Cinemark Holdings, Inc.	500,000	11,480,000
Comcast Corp., Cl. A Special, Non-Vtg.	1,045,000	31,172,344
Regal Entertainment Group	682,500	9,288,825
Time Warner Cable, Inc.	325,000	26,146,250

		99,205,919
Multiline Retail—3.3%
Kohl’s Corp.[1]	870,000	43,613,100
Target Corp.	1,070,000	61,995,800

		105,608,900
Specialty Retail—1.2%
Foot Locker, Inc.[1]	1,214,100	37,139,319
OfficeMax, Inc.[2]	150,000	697,500

		37,836,819
Consumer Staples—4.4%
Beverages—0.4%
PepsiCo, Inc.	205,000	13,530,000
Food & Staples Retailing—2.5%
CVS Caremark Corp.	677,500	30,230,050
Kroger Co. (The)	1,050,000	24,433,500
Walgreen Co.	675,000	23,665,500

		78,329,050
Food Products—0.7%
Archer-Daniels-Midland Co.[1]	450,000	13,873,500
General Mills, Inc.	165,000	6,416,850
Kraft Foods, Inc., Cl. A	25,000	996,750
Nestle SA	40,000	2,450,284

		23,737,384
Household Products—0.4%
Energizer Holdings, Inc.[2]	115,000	8,202,950
Procter & Gamble Co. (The)[1]	50,000	3,182,000

		11,384,950
Tobacco—0.4%
Philip Morris International, Inc.[1]	155,000	13,874,050
Energy—10.7%
Energy Equipment & Services—1.8%
Ensco plc, Sponsored ADR	550,000	30,057,500
Halliburton Co.	775,000	26,520,500

		56,578,000
Oil, Gas & Consumable Fuels—8.9%
Apache Corp.	72,000	6,907,680
BP plc, ADR	630,000	27,348,300
Chevron Corp.[1]	775,750	82,663,920
CONSOL Energy, Inc.	590,000	19,611,600
El Paso Corp.	2,250,000	66,757,500
Exxon Mobil Corp.[1]	515,000	44,465,100
Kinder Morgan Management LLC[2]	1	41
Royal Dutch Shell plc, ADR	497,500	35,591,150

		283,345,291
Financials—19.3%
Capital Markets—2.4%
Goldman Sachs Group, Inc. (The)[1]	452,500	52,105,375
Morgan Stanley[1]	1,292,500	22,334,400

		74,439,775
11 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Banks—4.1%
CIT Group, Inc.[1,2]	200,000	$7,570,000
SunTrust Banks, Inc.	312,500	7,587,500
U.S. Bancorp[1]	1,500,000	48,255,000
Wells Fargo & Co.	2,000,000	66,860,000

		130,272,500
Diversified Financial Services—5.3%
Citigroup, Inc.	300,000	9,912,000
JPMorgan Chase & Co.[1]	3,100,000	133,238,000
KKR Financial
Holdings LLC	2,888,700	26,229,396

		169,379,396
Insurance—5.4%
Assured Guaranty Ltd.	1,550,000	21,979,000
Everest Re Group Ltd.[1]	525,000	52,027,500
MetLife, Inc.	2,000,000	72,060,000
XL Group plc	1,250,000	26,887,500

		172,954,000
Real Estate Investment Trusts—2.1%
Apollo Commercial Real
Estate Finance, Inc.[1]	1,000,000	16,130,000
Ashford Hospitality Trust	1,237,500	10,568,250
CYS Investments, Inc.	1,125,000	15,446,250
Starwood Property Trust, Inc.	1,132,500	23,635,275

		65,779,775
Health Care—9.7%
Biotechnology—0.2%
PDL BioPharma, Inc.	1,225,000	7,705,250
Health Care Equipment & Supplies—0.8%
Medtronic, Inc.	650,000	24,830,000
Health Care Providers & Services—0.3%
UnitedHealth
Group, Inc.	90,000	5,053,500
WellPoint, Inc.[1]	80,000	5,425,600

		10,479,100
Pharmaceuticals—8.4%
Abbott Laboratories[1]	375,000	23,272,500
GlaxoSmithKline
plc, ADR	595,000	27,506,850
Johnson & Johnson	305,000	19,852,450
Merck & Co., Inc.[1]	1,987,500	77,989,500
Pfizer, Inc.[1]	3,250,000	74,522,500
Teva Pharmaceutical Industries Ltd., Sponsored ADR	925,000	42,309,500

		265,453,300
Industrials—5.4%
Aerospace & Defense—1.0%
General Dynamics Corp.[1]	475,000	32,062,500
Commercial Services & Supplies—0.2%
R.R. Donnelley & Sons Co.	612,500	7,662,375
Industrial Conglomerates—2.2%
General Electric Co.	2,260,000	44,250,800
Tyco International Ltd.	440,000	24,697,200

		68,948,000
Machinery—0.8%
Ingersoll-Rand plc[1]	500,000	21,260,000
Navistar International Corp.[2]	90,000	3,055,500

		24,315,500
Marine—1.0%
Box Ships, Inc.[3]	1,344,200	11,828,960
Costamare, Inc.	695,000	9,799,500
Diana Containerships, Inc.[3]	1,512,500	9,422,875

		31,051,335
Trading Companies & Distributors—0.2%
Aircastle Ltd.[1]	565,000	6,864,750
Information Technology—5.8%
Communications Equipment—1.2%
Cisco Systems, Inc.	75,000	1,511,250
QUALCOMM, Inc.[1]	595,000	37,984,800

		39,496,050
12 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Shares	Value

Computers & Peripherals—1.4%
Apple, Inc.[1,2]	12,000	$7,010,880
Seagate Technology	1,200,000	36,912,000

		43,922,880
Electronic Equipment & Instruments—0.5%
Corning, Inc.	1,050,000	15,067,500
Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.[1]	105,800	3,004,720
Software—2.6%
Microsoft Corp.	2,615,000	83,732,300
Materials—2.9%
Chemicals—1.3%
LyondellBasell Industries NV, Cl. A	300,000	12,534,000
Mosaic Co. (The)	432,250	22,831,445
Potash Corp. of Saskatchewan, Inc.	130,000	5,522,400

		40,887,845
Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold, Inc., Cl. B	119,000	4,557,700
Paper & Forest Products—1.4%
International Paper Co.	1,340,000	44,635,400
Telecommunication Services—5.7%
Diversified Telecommunication Services—5.7%
AT&T, Inc.[1]	1,735,000	57,098,850
CenturyLink, Inc.[1]	1,850,000	71,336,000
Consolidated Communications Holdings, Inc.[1]	850,000	16,447,500
Frontier Communications Corp.	9,250,000	37,370,000

		182,252,350
Utilities—4.9%
Electric Utilities—4.1%
American Electric Power Co., Inc.	545,000	21,167,800
Edison International, Inc.	775,000	34,107,750
Entergy Corp.[1]	300,000	19,668,000
Exelon Corp.	492,500	19,212,425
FirstEnergy Corp.[1]	555,000	25,985,100
PPL Corp.	410,000	11,213,500

		131,354,575
Energy Traders—0.2%
GenOn Energy, Inc.[2]	3,600,000	7,668,000
Multi-Utilities—0.6%
National Grid plc, Sponsored ADR	325,000	17,579,250
Total Common Stocks (Cost $2,265,306,295)		2,534,130,489
Preferred Stocks—6.6%
Apache Corp., 6% Cv., Series D, Non-Vtg.	172,039	9,138,712
Citigroup, Inc., 7.50% Cv.	962,500	93,814,875
General Motors Co., 4.75% Cv., Series B, Non-Vtg.	1,775,000	69,296,000
MetLife, Inc., 5% Cv., Non-Vtg.	166,500	11,453,535
Molycorp, Inc., 5.50% Cv., Series A, Non-Vtg.	67,500	4,502,925
PPL Corp., 8.75% Cv.	190,000	9,781,200
Synovus Financial Corp., 8.25% Cv.	685,000	13,597,250

Total Preferred Stocks (Cost $227,081,393)		211,584,497

	Principal
	Amount

Mortgage-Backed Obligations—0.3%
Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates, Series 2007-C, Cl. 1A4, 5.542%, 5/1/36[4]	$190,000	169,502
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates, Series 2004-E, Cl. 2A6, 2.868%, 6/1/34[4]	333,449	316,378
13 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35	$166,745	$146,205
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	304,534	297,593
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37	142,536	114,287
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35	1,589,722	1,158,998
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37	444,356	319,513
Countrywide Home Loans, Asset-Backed Certificates, Series 2002-4, Cl. A1, 0.979%, 2/25/33[4]	8,775	8,563
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	451,393	260,946
Federal Home Loan Mortgage Corp.:
8%, 4/1/16	11,718	12,694
9%, 8/1/22-5/1/25	4,707	5,465
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 151, Cl. F, 9%, 5/15/21	14,874	17,253
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 15.946%, 4/1/27[5]	207,702	45,900
Series 192, Cl. IO, 12.138%, 2/1/28[5]	59,973	12,226
Series 2130, Cl. SC, 50.934%, 3/15/29[5]	175,582	33,605
Series 243, Cl. 6, 0%, 12/15/32[5,6]	248,917	53,070
Series 2531, Cl. ST, 99.999%, 2/15/30[5]	45,704	841
Series 2639, Cl. SA, 3.603%, 7/15/22[5]	372,019	28,139
Series 2796, Cl. SD, 65.158%, 7/15/26[5]	260,574	48,797
Series 2802, Cl. AS, 86.752%, 4/15/33[5]	188,431	11,621
Series 3110, Cl. SL, 99.999%, 2/15/26[5]	223,486	31,234
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 3.83%, 6/1/26[7]	57,375	50,852
Federal National Mortgage Assn.:
7.50%, 1/1/33	198,610	241,231
8.50%, 7/1/32	7,340	9,118
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 38.32%, 12/18/31[5]	7,067	1,266
Trust 2001-65, Cl. S, 38.092%, 11/25/31[5]	507,637	97,843
14 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2001-68, Cl. SC, 38.61%, 11/25/31[5]	$4,558	$853
Trust 2001-81, Cl. S, 31.099%, 1/25/32[5]	119,336	24,252
Trust 2002-47, Cl. NS, 36.749%, 4/25/32[5]	265,087	51,985
Trust 2002-51, Cl. S, 37.01%, 8/25/32[5]	243,409	47,734
Trust 2002-52, Cl. SD, 41.631%, 9/25/32[5]	310,211	63,281
Trust 2002-7, Cl. SK, 37.049%, 1/25/32[5]	8,713	1,410
Trust 2002-77, Cl. BS, 31.872%, 12/18/32[5]	16,445	2,825
Trust 2002-77, Cl. SH, 41.519%, 12/18/32[5]	177,115	35,443
Trust 2002-9, Cl. MS, 33.096%, 3/25/32[5]	175,813	34,084
Trust 2002-90, Cl. SN, 37.404%, 8/25/32[5]	14,101	2,368
Trust 2002-90, Cl. SY, 43.136%, 9/25/32[5]	7,110	1,171
Trust 2003-4, Cl. S, 36.499%, 2/25/33[5]	297,549	50,129
Trust 2003-46, Cl. IH, 6.168%, 6/1/23[5]	1,820,844	225,360
Trust 2003-89, Cl. XS, 99.999%, 11/25/32[5]	137,572	4,784
Trust 2004-54, Cl. DS, 49.222%, 11/25/30[5]	275,282	52,036
Trust 2005-14, Cl. SE, 46.44%, 3/25/35[5]	357,660	60,015
Trust 2005-93, Cl. SI, 24.732%, 10/25/35[5]	242,005	35,910
Trust 2006-60, Cl. DI, 43.213%, 4/25/35[5]	217,501	30,267
Trust 2008-67, Cl. KS, 64.16%, 8/25/34[5]	725,878	59,380
Trust 214, Cl. 2, 41.965%, 3/1/23[5]	363,651	79,034
Trust 222, Cl. 2, 25.717%, 6/1/23[5]	464,533	94,737
Trust 247, Cl. 2, 47.253%, 10/1/23[5]	112,290	26,666
Trust 252, Cl. 2, 37.644%, 11/1/23[5]	381,198	84,363
Trust 319, Cl. 2, 6.028%, 2/1/32[5]	126,028	24,248
Trust 320, Cl. 2, 11.505%, 4/1/32[5]	606,434	100,549
Trust 331, Cl. 9, 13.269%, 2/1/33[5]	48,988	9,549
Trust 334, Cl. 17, 20.751%, 2/1/33[5]	241,348	48,500
Trust 339, Cl. 12, 0.828%, 7/1/33[5]	494,158	86,619
Trust 343, Cl. 13, 0.532%, 9/1/33[5]	467,175	66,567
Trust 343, Cl. 18, 1.108%, 5/1/34[5]	73,588	10,437
Trust 345, Cl. 9, 0%, 1/1/34[5,6]	528,041	71,406
Trust 351, Cl. 10, 0%, 4/1/34[5,6]	120,966	17,445
Trust 351, Cl. 8, 0%, 4/1/34[5,6]	249,922	36,429
Trust 356, Cl. 10, 5.486%, 6/1/35[5]	204,963	29,418
Trust 356, Cl. 12, 7.202%, 2/1/35[5]	102,027	14,434
Trust 362, Cl. 13, 0%, 8/1/35[5,6]	1,153,357	185,368
Trust 364, Cl. 16, 0%, 9/1/35[5,6]	472,883	65,788
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.25%, 9/25/23[7]	179,230	162,701
First Horizon Alternative Mortgage Securities Trust 2007- FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	494,653	316,082
Government National Mortgage Assn.:
2.375%, 4/8/26[4]	12,635	13,122
7%, 1/29/24-4/29/26	91,744	107,283
15 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued
Government National Mortgage Assn.: Continued
7.50%, 5/29/27	$391,413	$470,498
8%, 5/30/17	13,788	15,360
8.50%, 8/1/17-12/15/17	6,576	7,426
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 88.025%, 1/16/27[5]	395,191	72,391
Series 2002-15, Cl. SM, 79.529%, 2/16/32[5]	319,172	60,715
Series 2004-11, Cl. SM, 70.635%, 1/17/30[5]	288,556	62,328
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 5.032%, 11/1/35[4]	684,111	500,235
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A2M, 5.163%, 5/1/37[4]	103,902	89,691
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37	717,686	619,521
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-Through Certificates, Series 2004-13, Cl. 2A2, 2.634%, 4/1/34[4]	386,495	385,538
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	178,663	185,215
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	43,822	28,035
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36	115,285	91,879
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 3A1, 2.636%, 5/1/34[4]	400,241	384,574
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4, 2.457%, 12/1/35[4]	386,620	337,666
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	385,492	352,447
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	502,656	509,478
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.667%, 10/1/36[4]	430,029	387,867
16 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.02%, 11/1/37[4]	$466,164	$383,336

Total Mortgage-Backed Obligations (Cost $11,006,105)		10,871,372
U.S. Government Obligations—0.0%
Federal Home Loan Mortgage Corp. Nts., 5.25%, 4/18/16 (Cost $457,826)	425,000	499,607
Foreign Government Obligations—0.0%
Germany (Federal Republic of) Bonds, Series 94, 6.25%, 1/4/24 (Cost $1)	1 EUR	2
Non-Convertible Corporate Bonds and Notes—2.3%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	240,000	285,359
Airgas, Inc., 3.25% Sr. Nts., 10/1/15	481,000	503,107
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	526,000	541,123
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	415,000	666,290
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13	528,000	551,483
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17	370,000	432,919
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	343,000	400,937
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12[8]	603,000	609,016
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15	990,000	1,027,125
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17	485,000	540,775
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	761,000	914,182
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21	210,000	219,956
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18	475,000	528,438
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[8]	940,000	1,018,601
BNP Paribas SA, 5.186% Sub. Perpetual Nts.[8,9]	170,000	141,950
British Telecommunications plc, 9.875% Bonds, 12/15/30	325,000	485,349
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	63,000	67,370
8.50% Sr. Unsec. Nts., 6/15/19	365,000	454,602
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40	143,000	166,938
Canadian Oil Sands Ltd., 5.80% Sr. Unsec. Nts., 8/15/13[8]	486,000	511,729
Capital One Financial Corp., 4.75% Sr. Nts., 7/15/21	262,000	282,891
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40	344,000	379,105
17 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P, 9/15/39	$193,000	$183,590
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17	968,000	1,074,989
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25% Sr. Unsec. Unsub. Nts., 12/15/17	495,000	502,425
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21	462,000	506,202
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	540,000	590,906
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	317,000	463,485
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17	525,000	572,250
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41	148,000	166,066
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375% Sr. Unsec. Nts., 3/1/41	431,000	484,364
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13	503,000	526,107
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20	782,000	901,737
Energizer Holdings, Inc., 4.70% Sr. Unsec. Unsub. Nts., 5/19/21	552,000	586,327
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	461,000	503,648
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21	301,000	321,222
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	1,017,000	1,011,915
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39	317,000	351,170
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	128,000	140,704
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17	527,000	570,478
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12	495,000	497,100
5.25% Sr. Unsec. Nts., 10/19/12	85,000	86,887
6.375% Unsec. Sub. Bonds, 11/15/67	1,005,000	1,036,406
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67[4,8]	631,000	485,870
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	523,000	488,680
Goldman Sachs Group, Inc. (The), 5.25% Sr. Unsec. Nts., 7/27/21	169,000	171,232
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13	553,000	562,194
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12[8]	490,000	495,689
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40	168,000	193,776
Historic TW, Inc., 9.125% Debs., 1/15/13	183,000	193,359
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[4]	1,330,000	1,230,250
18 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Huntington Bancshares, Inc., 7% Sub. Nts., 12/15/20	$493,000	$572,625
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[8]	780,000	859,321
International Lease Finance Corp., 5.75% Sr. Unsec. Unsub. Nts., 5/15/16	539,000	548,650
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14	200,000	219,000
10% Sr. Unsec. Nts., 7/15/17	620,000	709,125
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13[8]	420,000	406,903
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[9]	900,000	989,499
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41	219,000	252,739
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	909,000	944,003
Kinross Gold Corp., 3.625% Sr. Unsec. Nts., 9/1/16[8]	419,000	425,435
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18	373,000	451,789
Kraft Foods, Inc., 6% Sr. Unsec. Nts., 2/11/13	492,000	512,104
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14	487,000	553,354
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21[8]	808,000	818,086
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	1,102,000	1,033,125
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[8]	598,000	573,126
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41	354,000	391,357
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21[8]	735,000	753,697
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16	580,000	672,527
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13	490,000	510,711
MBIA Insurance Co., 14% Bonds, 1/15/33[4,8]	10,000,000	6,050,000
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	288,000	372,896
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13	348,000	359,662
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	369,000	409,457
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20[8]	218,000	214,615
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17	1,275,000	1,298,216
Mylan, Inc., 6% Sr. Nts., 11/15/18[8]	565,000	596,075
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18	680,000	793,270
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13	527,000	548,253
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	573,000	637,452
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16	520,000	534,097
19 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Oncor Electric Delivery Co., 7% Debs., 9/1/22	$470,000	$574,983
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40	323,000	400,288
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21[8]	763,000	836,887
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12	593,000	599,189
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	345,000	379,047
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	503,000	555,815
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[10]	305,000	330,178
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	569,000	597,450
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13	491,000	521,408
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[8]	930,000	897,450
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17	579,000	625,499
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17	417,000	451,363
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	530,000	577,700
SLM Corp., 6.25% Sr. Nts., 1/25/16	739,000	764,865
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12	540,000	543,660
Swiss Re Capital I LP, 6.854% Perpetual Bonds[8,9]	1,077,000	991,146
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	625,000	654,254
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12	525,000	531,204
Teck Resources Ltd., 7% Sr. Unsec. Unsub. Nts., 9/15/12	502,000	513,170
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19[8]	540,000	720,537
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	279,000	374,685
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13	251,000	266,527
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18	550,000	596,750
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13	223,000	224,434
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.[9]	243,000	228,420
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15	31,000	34,256
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	318,000	398,717
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30	296,000	390,975
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21	307,000	341,429
6.50% Sr. Sec. Nts., 1/15/18	658,000	720,510
20 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41	$338,000	$413,553
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12[8]	534,000	543,399
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20	576,000	617,937
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K9	382,000	416,380
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13	213,000	220,243
8% Sr. Unsec. Nts., 5/1/12	410,000	410,000
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16	563,000	589,911
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21[8]	390,000	412,169
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13	528,000	551,290
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	170,000	185,428
6% Sr. Unsec. Unsub. Nts., 10/15/15	411,000	459,516
7.25% Sr. Unsec. Unsub. Nts., 7/15/12	242,000	245,150
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds, 11/15/16[8]	78,000	88,462
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37[4,10]	598,000	586,040
Zions Bancorp, 7.75% Sr. Unsec. Nts., 9/23/14	723,000	788,252

Total Non-Convertible Corporate Bonds and Notes (Cost $68,334,245)		71,809,968
Convertible Corporate Bonds and Notes—7.1%
CNO Financial Group, Inc.:
7% Cv. Sr. Unsec. Unsub. Nts., 12/30/16	16,566,000	24,952,538
7% Cv. Sr. Unsec. Unsub. Nts., 12/30/16	608,000	915,800
7% Cv. Sr. Unsec. Unsub. Nts., 12/30/16	6,157,000	9,273,981
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts., 1/15/15	27,750,000	38,260,313
General Cable Corp., 4.50% Cv. Unsec. Sub. Nts., 11/15/29[4]	29,000,000	30,957,500
MGIC Investment Corp., 9% Cv. Jr. Unsec. Sub. Bonds, 4/1/63[8]	61,000,000	30,500,000
Navistar International Corp., 3% Cv. Sr. Sub. Nts., 10/15/14	20,000,000	20,725,000
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66	1,000,000	958,750
Radian Group, Inc., 3% Cv. Sr. Unsec. Unsub. Nts., 11/15/17	26,000,000	15,275,000
Rite Aid Corp., 8.50% Cv. Sr. Unsec. Unsub. Nts., 5/15/15	23,774,000	24,992,418
Standard Chartered plc, 6.409% Cv. Jr. Unsec. Sub. Bonds, 1/29/49[8]	400,000	368,705
21 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Convertible Corporate Bonds and Notes Continued
Take-Two Interactive Software, Inc.:
1.75% Cv. Sr. Unsec. Nts., 12/1/16[8]	$1,750,000	$1,774,063
4.375% Cv. Sr. Nts., 6/1/14	18,000,000	26,077,500

Total Convertible Corporate Bonds and Notes (Cost $235,013,901)		225,031,568
Structured Securities—4.1%
Bank of America, CIT Group, Inc. Equity Linked Nts.	258,198	10,166,546
Barclays Bank plc:
Allegheny Technologies, Inc. Yield Enhanced Equity Linked Debt Securities	173,258	7,564,444
Celanese Corp. Yield Enhanced Equity Linked Debt Securities	198,109	9,610,268
Lear Corp. Yield Enhanced Equity Linked Debt Securities	532,368	22,375,427
Citigroup Funding, Inc., Mosaic Co. Equity Linked Nts.	199,009	10,625,349
Credit Suisse AG:
Apple, Inc. Equity Linked Nts.	30,000	14,530,950
Apple, Inc. Equity Linked Nts.	25,355	13,375,143
Deutsche Bank AG London:
Allegheny Technologies, Inc. Equity Linked Nts.[10]	231,100	10,100,919
Celanese Corp. Equity Linked Nts.[10]	208,400	10,117,195
Deutsche Bank AG London: Continued
Goldman Sachs Group, Inc. (The), OfficeMax, Inc. Equity Linked Nts.[10]	1,568,628	7,457,289
UBS AG London, Apple, Inc. Equity Linked Nts.[10]	27,205	13,608,267

Total Structured Securities (Cost $129,011,892)		129,531,797
22 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Expiration	Strike
	Date	Price	Contracts	Value

Options Purchased—0.1%
Apple, Inc. Put[2]	5/21/12	$520.000	4,000	$700,000
Apple, Inc. Put[2]	5/21/12	500.000	4,000	368,000
Assured Guaranty Ltd. Put[2]	5/21/12	12.000	6,000	84,000
Ciena Corp. Put[2]	5/21/12	12.000	5,500	44,000
Cisco Systems, Inc. Put[2]	5/21/12	17.000	1,000	3,000
CIT Group, Inc. Put[2]	5/21/12	35.000	2,500	42,500
Ensco plc, Sponsored ADR Put[2]	5/21/12	45.000	1,000	5,000
Ford Motor Co. Put[2]	5/21/12	10.000	4,250	17,000
General Mills, Inc. Put[2]	5/21/12	37.000	2,500	12,500
Hewlett-Packard Co. Put[2]	5/21/12	21.000	8,000	32,000
Johnson & Johnson Put[2]	5/21/12	60.000	1,500	4,500
MBIA, Inc. Put[2]	5/21/12	8.000	12,500	162,500
Mosaic Co. (The) Put[2]	5/21/12	45.000	9,250	111,000
Mosaic Co. (The) Put[2]	5/21/12	47.500	3,500	77,000
Navistar International Corp. Put[2]	5/21/12	30.000	1,000	26,000

Total Options Purchased (Cost $4,156,331)				1,689,000

	Shares

Investment Company—0.6%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.23%[3,11] (Cost $19,581,460)	19,581,460	19,581,460
Total Investments, at Value (Cost $2,959,949,449)	100.8%	3,204,729,760
Liabilities in Excess of Other Assets	(0.8)	(25,719,993)

Net Assets	100.0%	$3,179,009,767

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency: EUR Euro

1.	All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to outstanding written options. The aggregate market value of such securities is $248,653,970. See Note 6 of the accompanying Notes.

2.	Non-income producing security.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2011	Additions	Reductions	April 30, 2012

Box Ships, Inc.	1,605,000	—	260,800	1,344,200
Diana Containerships, Inc.	1,502,500	12,500	2,500	1,512,500
Oppenheimer Institutional Money Market Fund, Cl. E	8,453,736	264,665,142	253,537,418	19,581,460
23 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

			Realized
	Value	Income	Loss

Box Ships, Inc.	$11,828,960	$897,750	$610,192
Diana Containerships, Inc.	9,422,875	452,250	6,413
Oppenheimer Institutional Money Market Fund, Cl. E	19,581,460	4,493	—

	$40,833,295	$1,354,493	$616,605

4.	Represents the current interest rate for a variable or increasing rate security.

5.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,394,820 or 0.08% of the Fund’s net assets as of April 30, 2012.

6.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

7.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $213,553 or 0.01% of the Fund’s net assets as of April 30, 2012.

8.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $51,092,931 or 1.61% of the Fund’s net assets as of April 30, 2012.

9.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10.	Restricted security. The aggregate value of restricted securities as of April 30, 2012 was $42,199,888, which represents 1.33% of the Fund’s net assets. See Note 7 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Deutsche Bank AG London, Allegheny Technologies, Inc. Equity Linked Nts.	2/29/12	$10,124,029	$10,100,919	$(23,110)
Deutsche Bank AG London, Celanese Corp. Equity Linked Nts.	1/18/12	10,003,200	10,117,195	113,995
Goldman Sachs Group, Inc. (The), OfficeMax, Inc. Equity Linked Nts.	3/5/12	8,000,003	7,457,289	(542,714)
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14	7/16/09	304,292	330,178	25,886
UBS AG London, Apple, Inc. Equity Linked Nts.	2/3/12	12,499,838	13,608,267	1,108,429
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37	2/24/11-7/26/11	602,634	586,040	(16,594)

		$41,533,996	$42,199,888	$665,892

11.	Rate shown is the 7-day yield as of April 30, 2012.
24 | OPPENHEIMER EQUITY INCOME FUND, INC.

Foreign Currency Exchange Contracts as of April 30, 2012 are as follows:

		Contract
Counterparty/		Amount	Expiration		Unrealized
Contract Description	Buy/Sell	(000’s)	Date	Value	Appreciation

Credit Suisse:
Swiss Franc (CHF)	Sell	1,248 chf	5/4/12	$1,374,566	$41
Written Options as of April 30, 2012 are as follows:

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Abbott Laboratories	Call	3,250	$60.000	5/21/12	$319,616	$(702,000)	$(382,384)
Apple, Inc.	Call	72	595.000	5/21/12	193,972	(81,360)	112,612
Apple, Inc.	Call	25	615.000	5/21/12	48,843	(13,250)	35,593
Apple, Inc.	Put	4,000	550.000	5/21/12	3,340,587	(1,980,000)	1,360,587
Apple, Inc.	Put	2,000	540.000	5/21/12	3,364,436	(690,000)	2,674,436
Apple, Inc.	Put	10	575.000	5/21/12	10,340	(12,050)	(1,710)
Archer-Daniels-Midland Co.	Call	250	32.000	5/21/12	12,744	(8,000)	4,744
Assured Guaranty Ltd.	Put	4,000	14.000	5/21/12	254,756	(236,000)	18,756
AT&T, Inc.	Call	173	31.000	5/21/12	5,883	(32,524)	(26,641)
Cablevision Systems Corp. New York Group, Cl. A	Put	2,750	14.000	5/21/12	217,178	(55,000)	162,178
Ciena Corp.	Put	5,000	14.000	5/21/12	119,825	(140,000)	(20,175)
Cisco Systems, Inc.	Put	1,000	19.000	5/21/12	24,975	(21,000)	3,975
CIT Group, Inc.	Put	2,000	38.000	5/21/12	213,606	(182,000)	31,606
CONSOL Energy, Inc.	Put	2,500	40.000	7/23/12	1,634,482	(1,806,250)	(171,768)
Ensco plc, Sponsored ADR	Put	1,000	50.000	5/21/12	141,972	(35,000)	106,972
FirstEnergy Corp.	Call	1,500	45.000	5/21/12	133,460	(288,000)	(154,540)
FirstEnergy Corp.	Call	1,250	46.000	5/21/12	43,968	(112,500)	(68,532)
Foot Locker, Inc.	Call	3,400	30.000	5/21/12	626,450	(431,800)	194,650
Foot Locker, Inc.	Call	350	31.000	5/21/12	45,565	(26,250)	19,315
Ford Motor Co.	Put	2,000	11.000	5/21/12	31,950	(34,000)	(2,050)
Ford Motor Co.	Put	2,000	12.000	5/21/12	114,948	(158,000)	(43,052)
Ford Motor Co.	Put	1,000	13.000	5/21/12	116,973	(184,000)	(67,027)
Frontier Communications Corp.	Put	4,000	4.000	5/21/12	75,900	(40,000)	35,900
Frontier Communications Corp.	Put	1,000	4.000	6/18/12	18,835	(23,000)	(4,165)
General Dynamics Corp.	Call	125	67.500	5/21/12	12,246	(13,125)	(879)
General Mills, Inc.	Put	2,500	39.000	5/21/12	122,436	(100,000)	22,436
Goldman Sachs Group, Inc. (The)	Call	25	120.000	5/21/12	2,474	(2,000)	474
Hewlett-Packard Co.	Put	8,250	23.000	5/21/12	521,618	(74,250)	447,368
25 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Written Options: Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Hewlett-Packard Co.	Put	4,000	$25.000	5/21/12	$325,175	$(252,000)	$73,175
Ingersoll-Rand plc	Call	1,375	41.000	5/21/12	156,088	(275,000)	(118,912)
Ingersoll-Rand plc	Call	1,375	42.000	5/21/12	88,383	(192,500)	(104,117)
Ingersoll-Rand plc	Call	750	43.000	5/21/12	47,981	(63,750)	(15,769)
Intel Corp.	Call	383	27.000	5/21/12	37,524	(54,386)	(16,862)
Intel Corp.	Call	375	29.000	5/21/12	5,991	(7,125)	(1,134)
Intel Corp.	Call	300	26.000	5/21/12	53,091	(71,700)	(18,609)
Johnson & Johnson	Put	1,000	62.500	5/21/12	54,429	(7,000)	47,429
Kohl’s Corp.	Call	1,000	55.000	5/21/12	56,224	(15,000)	41,224
MBIA, Inc.	Put	9,000	11.000	5/21/12	1,743,240	(1,485,000)	258,240
MBIA, Inc.	Put	5,000	9.000	5/21/12	389,069	(210,000)	179,069
MBIA, Inc.	Put	2,500	10.000	5/21/12	283,632	(237,500)	46,132
MDC Holdings, Inc.	Call	700	25.000	5/21/12	108,281	(211,750)	(103,469)
MDC Holdings, Inc.	Call	500	29.000	5/21/12	15,577	(31,250)	(15,673)
Merck & Co., Inc.	Call	250	39.000	5/21/12	9,244	(15,500)	(6,256)
Morgan Stanley	Call	250	20.000	5/21/12	6,559	(1,250)	5,309
Mosaic Co. (The)	Put	5,330	65.000	6/18/12	5,447,031	(6,582,550)	(1,135,519)
Mosaic Co. (The)	Put	5,000	50.000	5/21/12	646,403	(250,000)	396,403
Mosaic Co. (The)	Put	4,000	55.000	6/18/12	2,107,970	(1,380,000)	727,970
Nabors Industries Ltd.	Put	3,000	18.000	5/21/12	682,911	(423,000)	259,911
Navistar International Corp.	Put	1,000	35.000	5/21/12	109,093	(185,000)	(75,907)
Pfizer, Inc.	Call	1,000	23.000	5/21/12	17,975	(30,000)	(12,025)
Philip Morris International, Inc.	Call	775	82.500	6/18/12	312,059	(543,275)	(231,216)
Philip Morris International, Inc.	Call	775	85.000	6/18/12	194,302	(365,025)	(170,723)
Procter & Gamble Co. (The)	Call	250	67.500	5/21/12	17,243	(1,250)	15,993
QUALCOMM, Inc.	Call	500	67.500	5/21/12	23,057	(4,500)	18,557
U.S. Bancorp	Call	500	34.000	5/21/12	10,987	(1,500)	9,487
UnitedHealth Group, Inc.	Call	25	57.500	5/21/12	1,174	(1,375)	(201)
WellPoint, Inc.	Call	398	70.000	5/21/12	93,518	(21,492)	72,026
Wyndham Worldwide Corp.	Call	1,000	48.000	5/21/12	112,053	(247,000)	(134,947)

					$24,926,302	$(20,648,037)	$4,278,265

See accompanying Notes to Financial Statements.
26 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited

April 30, 2012
Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,914,485,001)	$3,163,896,465
Affiliated companies (cost $45,464,448)	40,833,295

3,204,729,760
Cash	994,077
Unrealized appreciation on foreign currency exchange contracts	41
Receivables and other assets:
Interest, dividends and principal paydowns	8,464,706
Investments sold	7,874,557
Shares of capital stock sold	5,800,151
Other	382,819

Total assets	3,228,246,111

Liabilities
Appreciated options written, at value (premiums received $15,647,929)	8,265,402
Depreciated options written, at value (premiums received $9,278,373)	12,382,635
Payables and other liabilities:
Investments purchased	17,669,850
Shares of capital stock redeemed	9,484,769
Distribution and service plan fees	620,693
Transfer and shareholder servicing agent fees	465,525
Directors’ compensation	288,497
Other	58,973

Total liabilities	49,236,344

Net Assets	$3,179,009,767

Composition of Net Assets
Par value of shares of capital stock	$13,163
Additional paid-in capital	3,098,485,167
Accumulated net investment loss	(12,419,818)
Accumulated net realized loss on investments and foreign currency transactions	(156,136,131)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	249,067,386

Net Assets	$3,179,009,767

27 | OPPENHEIMER EQUITY INCOME FUND, INC.

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,362,800,858 and 94,811,057 shares of capital stock outstanding)	$24.92
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$26.44
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $146,041,354 and 6,872,550 shares of capital stock outstanding)	$21.25
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $425,432,684 and 19,976,311 shares of capital stock outstanding)	$21.30
Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,003 and 402 shares of beneficial interest outstanding)	$24.91
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $116,173,361 and 4,811,676 shares of capital stock outstanding)	$24.14
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $128,551,507 and 5,160,028 shares of capital stock outstanding)	$24.91
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 30, 2012

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $459,652)	$41,810,192
Affiliated companies	1,354,493
Interest	10,433,153

Total investment income	53,597,838

Expenses
Management fees	8,676,523
Distribution and service plan fees:
Class A	2,629,811
Class B	670,705
Class C	1,928,468
Class N	264,895
Transfer and shareholder servicing agent fees:
Class A	2,046,541
Class B	226,435
Class C	393,979
Class I	1
Class N	199,527
Class Y	77,234
Shareholder communications:
Class A	80,211
Class B	13,621
Class C	16,582
Class N	3,820
Class Y	1,567
Directors’ compensation	23,918
Custodian fees and expenses	17,592
Administration service fees	750
Other	334,163

Total expenses	17,606,343
Less waivers and reimbursements of expenses	(6,052)

Net expenses	17,600,291

Net Investment Income	35,997,547
29 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from:
Unaffiliated companies (including premiums on options exercised)	$(31,281,360)
Affiliated companies	(616,605)
Closing and expiration of option contracts written	38,463,620
Closing and expiration of futures contracts	1,614,170
Foreign currency transactions	1,203,111

Net realized gain	9,382,936

Net change in unrealized appreciation/depreciation on:
Investments	264,000,552
Translation of assets and liabilities denominated in foreign currencies	306,308
Futures contracts	(564,487)
Option contracts written	(14,499,804)

Net change in unrealized appreciation/depreciation	249,242,569

Net Increase in Net Assets Resulting from Operations	$294,623,052

See accompanying Notes to Financial Statements.
30 | OPPENHEIMER EQUITY INCOME FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2012	October 31,
	(Unaudited)	2011

Operations
Net investment income	$35,997,547	$40,849,345
Net realized gain	9,382,936	14,589,390
Net change in unrealized appreciation/depreciation	249,242,569	(73,743,581)

Net increase (decrease) in net assets resulting from operations	294,623,052	(18,304,846)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(40,675,139)	(34,122,358)
Class B	(2,364,180)	(1,641,237)
Class C	(6,940,707)	(4,885,238)
Class I	(56)	—
Class N	(1,801,982)	(1,314,341)
Class Y	(2,232,375)	(689,407)

	(54,014,439)	(42,652,581)

Capital Stock Transactions
Net increase in net assets resulting from capital stock transactions:
Class A	65,871,214	1,237,646,901
Class B	6,482,242	64,412,276
Class C	28,436,221	249,698,069
Class I	10,000	—
Class N	10,944,199	57,837,789
Class Y	9,821,798	114,417,807

	121,565,674	1,724,012,842

Net Assets
Total increase	362,174,287	1,663,055,415
Beginning of period	2,816,835,480	1,153,780,065

End of period (including accumulated net investment income (loss) of $(12,419,818) and $5,597,074, respectively)	$3,179,009,767	$2,816,835,480

See accompanying Notes to Financial Statements.
31 | OPPENHEIMER EQUITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class A	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$22.95	$22.87	$19.23	$15.65	$29.86	$29.15

Income (loss) from investment operations:
Net investment income[2]	.31	.51	.40	.70	.63	.20
Net realized and unrealized gain (loss)	2.10	.11	3.65	3.62	(10.24)	2.67

Total from investment operations	2.41	.62	4.05	4.32	(9.61)	2.87

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.44)	(.54)	(.41)	(.74)	(.62)	(.03)
Distributions from net realized gain	—	—	—	—	(3.98)	(2.13)

Total dividends and/or distributions to shareholders	(.44)	(.54)	(.41)	(.74)	(4.60)	(2.16)

Net asset value, end of period	$24.92	$22.95	$22.87	$19.23	$15.65	$29.86

Total Return, at Net Asset Value[3]	10.66%	2.64%	21.25%	28.82%	(37.27)%	10.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,362,801	$2,116,802	$918,456	$323,033	$199,650	$362,740

Average net assets (in thousands)	$2,199,399	$1,591,296	$593,104	$225,561	$292,638	$370,916

Ratios to average net assets:[4]
Net investment income	2.61%	2.13%	1.86%	4.29%	2.85%	0.68%
Total expenses[5]	1.05%	1.09%	1.21%	1.36%	1.25%	1.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.05%	1.09%	1.21%	1.36%	1.25%	1.28%

Portfolio turnover rate	14%	37%[6]	60%	105%	78%	124%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.05%
Year Ended October 31, 2011	1.09%
Year Ended October 29, 2010	1.21%
Year Ended October 31, 2009	1.36%
Year Ended October 31, 2008	1.25%
Year Ended October 31, 2007	1.28%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 31, 2011	$—	$68,139,011
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class B	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$19.64	$19.68	$16.61	$13.63	$26.48	$26.27

Income (loss) from investment operations:
Net investment income (loss)[2]	.17	.25	.18	.50	.38	(.05)
Net realized and unrealized gain (loss)	1.80	.08	3.15	3.11	(8.95)	2.39

Total from investment operations	1.97	.33	3.33	3.61	(8.57)	2.34

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.36)	(.37)	(.26)	(.63)	(.30)	—
Distributions from net realized gain	—	—	—	—	(3.98)	(2.13)

Total dividends and/or distributions to shareholders	(.36)	(.37)	(.26)	(.63)	(4.28)	(2.13)

Net asset value, end of period	$21.25	$19.64	$19.68	$16.61	$13.63	$26.48

Total Return, at Net Asset Value[3]	10.19%	1.61%	20.22%	27.69%	(37.81)%	9.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$146,041	$128,777	$65,791	$31,723	$24,862	$60,106

Average net assets (in thousands)	$134,971	$96,706	$48,363	$24,503	$42,007	$72,568

Ratios to average net assets:[4]
Net investment income (loss)	1.68%	1.20%	0.96%	3.57%	1.94%	(0.21)%
Total expenses[5]	1.98%	2.06%	2.25%	2.48%	2.14%	2.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.98%	2.02%	2.13%	2.22%	2.14%	2.16%

Portfolio turnover rate	14%	37%[6]	60%	105%	78%	124%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.98%
Year Ended October 31, 2011	2.06%
Year Ended October 29, 2010	2.25%
Year Ended October 31, 2009	2.48%
Year Ended October 31, 2008	2.14%
Year Ended October 31, 2007	2.16%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 31, 2011	$—	$68,139,011
See accompanying Notes to Financial Statements.
33 | OPPENHEIMER EQUITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class C	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$19.68	$19.72	$16.65	$13.66	$26.54	$26.31

Income (loss) from investment operations:
Net investment income (loss)[2]	.18	.28	.19	.50	.39	(.04)
Net realized and unrealized gain (loss)	1.81	.09	3.16	3.13	(8.99)	2.40

Total from investment operations	1.99	.37	3.35	3.63	(8.60)	2.36

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.37)	(.41)	(.28)	(.64)	(.30)	—
Distributions from net realized gain	—	—	—	—	(3.98)	(2.13)

Total dividends and/or distributions to shareholders	(.37)	(.41)	(.28)	(.64)	(4.28)	(2.13)

Net asset value, end of period	$21.30	$19.68	$19.72	$16.65	$13.66	$26.54

Total Return, at Net Asset Value[3]	10.27%	1.79%	20.30%	27.77%	(37.83)%	9.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$425,433	$365,942	$128,951	$44,774	$29,599	$56,130

Average net assets (in thousands)	$388,599	$269,739	$80,931	$32,357	$43,817	$56,496

Ratios to average net assets:[4]
Net investment income (loss)	1.82%	1.36%	1.02%	3.53%	1.98%	(0.17)%
Total expenses[5]	1.83%	1.86%	2.05%	2.28%	2.12%	2.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.83%	1.86%	2.05%	2.17%	2.11%	2.13%

Portfolio turnover rate	14%	37%[6]	60%	105%	78%	124%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.83%
Year Ended October 31, 2011	1.86%
Year Ended October 29, 2010	2.05%
Year Ended October 31, 2009	2.28%
Year Ended October 31, 2008	2.12%
Year Ended October 31, 2007	2.13%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 31, 2011	$—	$68,139,011
See accompanying Notes to Financial Statements.
34 | OPPENHEIMER EQUITY INCOME FUND, INC.

Period Ended
April 30, 2012[1]
Class I	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$24.90

Income (loss) from investment operations:
Net investment income[2]	.09
Net realized and unrealized gain	.06

Total from investment operations	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)
Distributions from net realized gain	—

Total dividends and/or distributions to shareholders	(.14)

Net asset value, end of period	$24.91

Total Return, at Net Asset Value[3]	0.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Average net assets (in thousands)	$10

Ratios to average net assets:[4]
Net investment income	2.24%
Total expenses[5]	0.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.66%

Portfolio turnover rate	14%

1.	For the period from February 28, 2012 (inception of offering) to April 30, 2012.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended April 30, 2012	0.66%
See accompanying Notes to Financial Statements.
35 | OPPENHEIMER EQUITY INCOME FUND, INC.

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class N	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$22.25	$22.21	$18.70	$15.24	$29.09	$28.52

Income (loss) from investment operations:
Net investment income[2]	.24	.41	.30	.64	.54	.08
Net realized and unrealized gain (loss)	2.05	.08	3.55	3.51	(9.97)	2.62

Total from investment operations	2.29	.49	3.85	4.15	(9.43)	2.70

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.40)	(.45)	(.34)	(.69)	(.44)	—
Distributions from net realized gain	—	—	—	—	(3.98)	(2.13)

Total dividends and/or distributions to shareholders	(.40)	(.45)	(.34)	(.69)	(4.42)	(2.13)

Net asset value, end of period	$24.14	$22.25	$22.21	$18.70	$15.24	$29.09

Total Return, at Net Asset Value[3]	10.43%	2.14%	20.77%	28.40%	(37.48)%	10.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,173	$96,121	$40,582	$12,966	$10,023	$19,340

Average net assets (in thousands)	$106,784	$73,231	$25,675	$9,706	$15,221	$19,387

Ratios to average net assets:[4]
Net investment income	2.13%	1.73%	1.48%	4.08%	2.47%	0.29%
Total expenses[5]	1.50%	1.55%	1.83%	2.36%	1.87%	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.50%	1.50%	1.58%	1.67%	1.63%	1.67%

Portfolio turnover rate	14%	37%[6]	60%	105%	78%	124%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.50%
Year Ended October 31, 2011	1.55%
Year Ended October 29, 2010	1.83%
Year Ended October 31, 2009	2.36%
Year Ended October 31, 2008	1.87%
Year Ended October 31, 2007	1.91%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 31, 2011	$—	$68,139,011
See accompanying Notes to Financial Statements.
36 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Six Months
	Ended	Period Ended
	April 30, 2012	October 31,
Class Y	(Unaudited)	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$22.94	$25.76

Income (loss) from investment operations:
Net investment income[2]	.34	.36
Net realized and unrealized gain (loss)	2.10	(2.78)

Total from investment operations	2.44	(2.42)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.47)	(.40)
Distributions from net realized gain	—	—

Total dividends and/or distributions to shareholders	(.47)	(.40)

Net asset value, end of period	$24.91	$22.94

Total Return, at Net Asset Value[3]	10.82%	(9.45)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128,552	$109,193

Average net assets (in thousands)	$114,933	$50,333

Ratios to average net assets:[4]
Net investment income	2.89%	2.32%
Total expenses[5]	0.76%	0.80%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.76%	0.80%

Portfolio turnover rate	14%	37%[6]

1.	For the period from February 28, 2011 (inception of offering) to October 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	0.76%
Period Ended October 31, 2011	0.80%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Period Ended October 31, 2011	$—	$68,139,011
See accompanying Notes to Financial Statements.
37 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
1.	Significant Accounting Policies
Oppenheimer Equity Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class I, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class I shares were first publicly offered on February 28, 2012.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share.
38 | OPPENHEIMER EQUITY INCOME FUND, INC.

As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2011, the Fund utilized $13,913,731 of capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had straddle losses of $5,876,113. Details of the fiscal year ended October 31, 2011 capital loss carry-forwards are included in the table below. Capital loss carryforwards with no expiration,
39 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2016	$60,608,731
2017	93,241,917
No expiration	5,876,113

Total	$159,726,761

Of these losses, $127,321,450 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $21,332,975 per year.
     As of April 30, 2012, it is estimated that the capital loss carryforwards would be $150,343,825 expiring by 2017. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2012, it is estimated that the Fund will utilize $9,382,936 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,973,035,862
Federal tax cost of other investments	(24,926,302)

Total federal tax cost	$2,948,109,560

Gross unrealized appreciation	$366,408,259
Gross unrealized depreciation	(130,436,096)

Net unrealized appreciation	$235,972,163

Directors’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent directors. Benefits are based on years of service and fees paid to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits
40 | OPPENHEIMER EQUITY INCOME FUND, INC.

under the Plan. Active independent directors as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 30, 2012, the Fund’s projected benefit obligations, payments to retired directors and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,635
Payments Made to Retired Directors	7,750
Accumulated Liability as of April 30, 2012	172,162
The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to
41 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the
42 | OPPENHEIMER EQUITY INCOME FUND, INC.

security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.
     A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
43 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
     The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 30, 2012 based on valuation input level:
44 | OPPENHEIMER EQUITY INCOME FUND, INC.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$346,995,638	$—	$—	$346,995,638
Consumer Staples	140,855,434	—	—	140,855,434
Energy	339,923,291	—	—	339,923,291
Financials	612,825,446	—	—	612,825,446
Health Care	308,467,650	—	—	308,467,650
Industrials	170,904,460	—	—	170,904,460
Information Technology	185,223,450	—	—	185,223,450
Materials	90,080,945	—	—	90,080,945
Telecommunication Services	182,252,350	—	—	182,252,350
Utilities	156,601,825	—	—	156,601,825
Preferred Stocks	116,550,837	95,033,660	—	211,584,497
Mortgage-Backed Obligations	—	10,871,372	—	10,871,372
U.S. Government Obligations	—	499,607	—	499,607
Foreign Government Obligations	—	2	—	2
Non-Convertible Corporate Bonds and Notes	—	71,809,968	—	71,809,968
Convertible Corporate Bonds and Notes	—	225,031,568	—	225,031,568
Structured Securities	—	129,531,797	—	129,531,797
Options Purchased	1,689,000	—	—	1,689,000
Investment Company	19,581,460	—	—	19,581,460

Total Investments, at Value	2,671,951,786	532,777,974	—	3,204,729,760
Other Financial Instruments:
Foreign Currency Exchange Contracts	—	41	—	41

Total Assets	$2,671,951,786	$532,778,015	$—	$3,204,729,801

Liabilities Table
Other Financial Instruments:
Appreciated options written, at value	$(8,265,402)	$—	$—	$(8,265,402)
Depreciated options written, at value	(12,382,635)	—	—	(12,382,635)

Total Liabilities	$(20,648,037)	$—	$—	$(20,648,037)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
45 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Shares of Capital Stock
The Fund has authorized one billion shares of $0.0001 par value capital stock. Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2012[1]		Year Ended October 31, 2011[2]
	Shares	Amount	Shares	Amount

Class A
Sold	15,499,561	$368,223,677	54,232,459	$1,329,293,000
Dividends and/or distributions reinvested	1,615,323	37,227,391	1,268,985	29,624,308
Acquisition-Note 8	—	—	19,406,604	414,719,135
Redeemed	(14,550,803)	(339,579,854)	(22,813,569)	(535,989,542)

Net increase	2,564,081	$65,871,214	52,094,479	$1,237,646,901

Class B
Sold	1,144,812	$23,278,243	3,332,729	$70,194,304
Dividends and/or distributions reinvested	112,506	2,205,357	75,325	1,515,150
Acquisition-Note 8	—	—	1,363,002	24,942,930
Redeemed	(940,745)	(19,001,358)	(1,558,961)	(32,240,108)

Net increase	316,573	$6,482,242	3,212,095	$64,412,276

Class C
Sold	3,497,064	$71,281,444	12,288,416	$259,544,559
Dividends and/or distributions reinvested	308,392	6,067,717	201,700	4,059,849
Acquisition-Note 8	—	—	2,857,542	52,407,313
Redeemed	(2,423,938)	(48,912,940)	(3,292,884)	(66,313,652)

Net increase	1,381,518	$28,436,221	12,054,774	$249,698,069

Class I
Sold	402	$10,000	—	$—
Dividends and/or
distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	402	$10,000	—	$—

Class N
Sold	1,014,841	$23,001,388	3,155,932	$74,346,806
Dividends and/or distributions reinvested	72,424	1,615,157	49,984	1,140,826
Acquisition-Note 8	—	—	374,594	7,761,583
Redeemed	(595,057)	(13,672,346)	(1,088,427)	(25,411,426)

Net increase	492,208	$10,944,199	2,492,083	$57,837,789

46 | OPPENHEIMER EQUITY INCOME FUND, INC.

	Six Months Ended April 30, 2012[1]		Year Ended October 31, 2011[2]
	Shares	Amount	Shares	Amount

Class Y
Sold	1,773,860	$42,018,405	5,806,312	$138,758,317
Dividends and/or distributions reinvested	63,623	1,471,988	30,338	683,692
Redeemed	(1,438,072)	(33,668,595)	(1,076,033)	(25,024,202)

Net increase	399,411	$9,821,798	4,760,617	$114,417,807

1.	For the six months ended April 30, 2012, for Class A, Class B, Class C, Class N and Class Y shares, and for the period from February 28, 2012 (inception of offering) to April 30, 2012, for Class I shares.

2.	For the year ended October 31, 2011, for Class A, Class B, Class C, and Class N shares, and for the period from February 28, 2011 (inception of offering) to October 31, 2011, for Class Y shares.
4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$431,930,094	$390,903,520
U.S. government and government agency obligations	—	2,099,934
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $400 million	0.70%
Next $400 million	0.68
Next $400 million	0.65
Next $400 million	0.60
Next $400 million	0.55
Over $2.0 billion	0.50
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2012, the Fund paid $2,912,068 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
47 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2012 were as follows:

Class B	$4,126,719
Class C	6,025,257
Class N	1,314,775
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
48 | OPPENHEIMER EQUITY INCOME FUND, INC.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2012	$604,588	$8,812	$145,006	$53,216	$1,871

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2012, the Manager waived fees and/or reimbursed the Fund $6,052 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to January 1, 2012. Effective January 1, 2012, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
49 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its
50 | OPPENHEIMER EQUITY INCOME FUND, INC.

obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of April 30, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $41, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of April 30, 2012 are as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
Derivatives not	Assets and		Assets and
Accounted for as	Liabilities		Liabilities
Hedging Instruments	Location	Value	Location	Value
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$41
Equity contracts			Appreciated options written, at value	$8,265,402
Equity contracts	Investments, at value	1,689,000*	Depreciated options written, at value	12,382,635

Total		$1,689,041		$20,648,037

*	Amounts relate to purchased options.
51 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments from
	unaffiliated
	companies
	(including	Closing and	Closing and
Derivatives not	premiums	expiration	expiration of	Foreign
Accounted for as	on options	of option	futures	currency
Hedging Instruments	exercised)*	contracts written	contracts	transactions	Total

Equity contracts	$(20,268,028)	$38,463,620	$—	$—	$18,195,592
Foreign exchange contracts	—	—	—	92,141	92,141
Interest rate contracts	—	—	1,614,170	—	1,614,170

Total	$(20,268,028)	$38,463,620	$1,614,170	$92,141	$19,901,903

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
				Translation of
				assets and
				liabilities
Derivatives not		Option		denominated
Accounted for as		contracts	Futures	in foreign
Hedging Instruments	Investments*	written	contracts	currencies	Total

Equity contracts	$4,559,216	$(14,499,804)	$—	$—	$(9,940,588)
Foreign exchange contracts	—	—	—	41	41
Interest rate contracts	—	—	(564,487)	—	(564,487)

Total	$4,559,216	$(14,499,804)	$(564,487)	$41	$(10,505,034)

*	Includes purchased option contracts and purchased swaption contracts, if any.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
52 | OPPENHEIMER EQUITY INCOME FUND, INC.

     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $15,306,719 and $910,813 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
     As of April 30, 2012, the Fund had no outstanding futures contracts.
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased put options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $2,807,369 on purchased put options.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
53 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $2,557,343 and $18,343,367 on written call options and written put options, respectively.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended April 30, 2012 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of October 31, 2011	18,775	$1,648,925	97,177	$48,792,019
Options written	157,034	14,092,207	321,750	77,851,266
Options closed or expired	(132,423)	(10,148,960)	(331,388)	(101,847,371)
Options exercised	(20,485)	(2,779,640)	(2,699)	(2,682,144)

Options outstanding as of April 30, 2012	22,901	$2,812,532	84,840	$22,113,770

7. Restricted Securities
As of April 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
8. Acquisition of Oppenheimer Balanced Fund
On August 18, 2011, the Fund acquired all of the net assets of Oppenheimer Balanced Fund at fair market value, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Balanced Fund shareholders on August 12, 2011. The purpose of the acquisition was to combine two funds with similar investment objectives, strategies and
54 | OPPENHEIMER EQUITY INCOME FUND, INC.

risks to allow shareholders to benefit from economies of scale associated with a larger fund as a result of the combined assets which would result in lower effective management fees as well as lower effective total operating expenses.
     The transaction qualified as a tax-free reorganization, (the “merger”) for federal income tax purposes allowing the Fund to use the original cost basis of the investments received to calculate subsequent gains and losses for tax reporting purposes.
Details of the merger are shown in the following table:

	Exchange Ratio to	Shares of	Value of Issued
	One Share of the	Beneficial	Shares of	Combined Net
	Oppenheimer	Interest Issued	Beneficial	Assets on
	Balanced Fund	by the Fund	Interest	August 18, 2011[1]

Class A	0.4513169396	19,406,604	$414,719,135	$1,972,657,723
Class B	0.5065316393	1,363,002	$24,942,930	$116,863,912
Class C	0.5081985278	2,857,542	$52,407,313	$330,863,551
Class N	0.4573454151	374,594	$7,761,583	$81,542,394

1.	The net assets acquired included net unrealized depreciation of $6,306,166 and an unused capital loss carryforward of $130,126,008, potential utilization subject to tax limitations.
9. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts
55 | OPPENHEIMER EQUITY INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
9. Pending Litigation Continued
managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
56 | OPPENHEIMER EQUITY INCOME FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
57 | OPPENHEIMER EQUITY INCOME FUND, INC.

OPPENHEIMER EQUITY INCOME FUND, INC.

Directors and Officers	Brian F. Wruble, Chairman of the Board of Directors and Director
David K. Downes, Director
Matthew P. Fink, Director
Phillip A. Griffiths, Director
Mary F. Miller, Director
Joel W. Motley, Director
Mary Ann Tynan, Director
Joseph M. Wikler, Director
Peter I. Wold, Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Michael S. Levine, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
58 | OPPENHEIMER EQUITY INCOME FUND, INC.

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
59 | OPPENHEIMER EQUITY INCOME FUND, INC.

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
60 | OPPENHEIMER EQUITY INCOME FUND, INC.

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Income Fund, Inc.
By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 6/11/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 6/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 6/11/2012